Net loss per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Net loss per share
Summary of basic and diluted net loss per share

	Three months	Three months
	ended March 31,	ended March 31,
	2021	2020
Net loss attributable to common shareholders	5,784,421	1,582,834
Weighted-average common shares outstanding – basic and diluted	15,799,284	172,291
Net loss per share attributable to common shareholders – basic and diluted	$0.37	$9.19

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
Net loss attributable to common shareholders	13,373,003	9,224
Weighted-average common shares outstanding – basic and diluted	10,783,895	—
Net loss per share attributable to common shareholders – basic and diluted	$1.24	$—

Summary of potential common shares excluded from the computation of diluted net loss per share because of anti-dilutive effect

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
Options to purchase common shares	659,006	—
Warrants to purchase common shares	800,000	—
	1,459,006	—